INVESTMENTS - Realized Gain (Loss) On Sales (Details) - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Procter & Gamble Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sales of shares	€ 15,203,358	€ 30,075,121	€ 75,122,493
Cost	13,171,927	21,296,969	36,804,241
Realized (loss) gain	2,031,431	8,778,152	38,318,252
Other investments
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sales of shares	48,350,318	54,472,212	41,364,927
Cost	41,774,488	49,261,953	37,454,737
Realized (loss) gain	€ 6,575,830	€ 5,210,259	€ 3,910,190